Operating segment and geographic data (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Geographic area details
Revenues	$ 39,336	$ 37,990	$ 31,589
Long-lived assets at December 31	5,947	4,922
Percentage of employees subject to collective bargaining agreements	49.00%
Expiration percentage of collective bargaining agreements	50.00%
Outside Switzerland
Geographic area details
Percentage of revenues in certain countries to total revenues (as a percent)	98.00%	98.00%	98.00%
United States
Geographic area details
Percentage of revenues in certain countries to total revenues (as a percent)	17.00%	14.00%	10.00%
Percentage of long-lived assets in certain countries to total long-lived assets (as a percent)	17.00%
China
Geographic area details
Percentage of revenues in certain countries to total revenues (as a percent)	12.00%	13.00%	14.00%
Sweden
Geographic area details
Percentage of long-lived assets in certain countries to total long-lived assets (as a percent)		13.00%
Switzerland
Geographic area details
Percentage of long-lived assets in certain countries to total long-lived assets (as a percent)	17.00%	19.00%
Europe
Geographic area details
Revenues	14,073	14,657	12,378
Long-lived assets at December 31	3,543	3,067
The Americas
Geographic area details
Revenues	10,699	9,043	6,213
Long-lived assets at December 31	1,347	829
Asia
Geographic area details
Revenues	10,750	10,136	8,872
Long-lived assets at December 31	883	862
Middle East and Africa
Geographic area details
Revenues	3,814	4,154	4,126
Long-lived assets at December 31	$ 174	$ 164